World Omni Auto Receivables Trust 2006-A	EXHIBIT 99.1
Monthly Servicer Certificate
May 31, 2006

Dates Covered
Collections Period	05/01/06 - 05/31/06
Interest Accrual Period	05/15/06 - 06/14/06
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/06

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 4/30/06	878,744,016.75	52,930
Principal Payments	32,547,200.79	1,077
Defaulted Receivables	519,905.28	27
Repurchased Accounts	0.00	0

Pool Balance at 5/31/06	845,676,910.68	51,826

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471

Delinquent Receivables:
Past Due 31-60 days	6,267,831.30	433
Past Due 61-90 days	1,252,074.75	79
Past Due 91 + days	354,530.93	22

Total	7,874,436.98	534

Total 31+ Delinquent as % Ending Pool Balance	0.93%

Recoveries	325,754.28

Aggregate Net Losses - May 2006	194,151.00

Overcollateralization Target Amount	16,913,538.21
Actual Overcollateralization	14,826,452.61

Weighted Average APR	8.68%
Weighted Average Remaining Term	56.84

Flow of Funds	$ Amount
Collections	39,048,816.99
Advances	22,388.90
Investment Earnings on Cash Accounts	162,621.53
Excess Maximum Negative Carry Amount	—
Servicing Fee	(732,286.68)

Available Funds	38,501,540.74

Uses of Cash
(1) Class A Interest	3,452,191.60
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	178,545.97
(4) Second Priority Principal Distributable Amount	20,044,350.56
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	14,826,452.61
(7) Distribution to Certificateholders	0.00

Total Uses of Cash	38,501,540.74

Servicing Fee	732,286.68
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	41,362,000.00

Total Class A & B
Note Balance @ 4/30/06	865,721,261.24
Principal Paid	34,870,803.17
Note Balance @ 5/31/06	830,850,458.07

Class A-1
Note Balance @ 4/30/06	120,359,261.24
Principal Paid	34,870,803.17
Note Balance @ 5/31/06	85,488,458.07
Note Factor @ 5/31/06	43.6165602%

Class A-2
Note Balance @ 4/30/06	216,000,000.00
Principal Paid	—
Note Balance @ 5/31/06	216,000,000.00
Note Factor @ 5/31/06	100.0000000%

Class A-3
Note Balance @ 4/30/06	331,000,000.00
Principal Paid	—
Note Balance @ 5/31/06	331,000,000.00
Note Factor @ 5/31/06	100.0000000%

Class A-4
Note Balance @ 4/30/06	157,000,000.00
Principal Paid	—
Note Balance @ 5/31/06	157,000,000.00
Note Factor @ 5/31/06	100.0000000%

Class B
Note Balance @ 4/30/06	41,362,000.00
Principal Paid	—
Note Balance @ 5/31/06	41,362,000.00
Note Factor @ 5/31/06	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,630,737.57
Interest Carryover Shortfall	0.00
Total Principal Paid	34,870,803.17

Total Paid	38,501,540.74

Class A-1
Coupon	4.85490%
Interest Paid	503,174.93
Interest Carryover Shortfall	0.00
Principal Paid	34,870,803.17

Total Paid to A-1 Holders	35,373,978.10

Class A-2
Coupon	5.05000%
Interest Paid	909,000.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	909,000.00

Class A-3
Coupon	5.01000%
Interest Paid	1,381,925.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,381,925.00

Class A-4
Coupon	5.03000%
Interest Paid	658,091.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	658,091.67

Class B
Coupon	5.18000%
Interest Paid	178,545.97
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	178,545.97

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.8568984
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	37.0429263

Total Distribution Amount	40.8998247

A-1 Interest Distribution Amount	2.5672190
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	177.9122611

Total A-1 Distribution Amount	180.4794801

A-2 Interest Distribution Amount	4.2083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.2083333

A-3 Interest Distribution Amount	4.1750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.1750000

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.3166668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3166668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	574.82
Noteholders' Principal Distributable Amount	425.18

Account Balances	$ Amount
Advances
Balance as of 4/30/06	85,412.43
Balance as of 5/31/06	107,801.33
Change	22,388.90

Reserve Fund
Balance as of 4/30/06	2,392,831.92
Investment Earnings	9,876.31
Prior Month's Investment Earnings paid	(15,655.15)
Deposit	0.00
Balance as of 5/31/06	2,387,053.08
Change	(5,778.84)
Reserve Fund Requirement	2,377,176.77

Pre-Funding Account
Balance as of 4/30/06	—
Investment Earnings	349.78
Withdrawal	—
Balance as of 5/31/06	349.78
Change	349.78

Negative Carry Account
Balance as of 4/30/06	—
Investment Earnings	1,361.49
Withdrawal	—
Balance as of 5/31/06	1,361.49
Change	1,361.49